Financial instruments and financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments and financial risk management [line items]
Accounts payable and accrued liabilities	$ 44,308	$ 30,317
Loans payable	80,804	99,383
Decommissioning liability	18,152	$ 22,467	$ 16,894
Liquidity risk
Financial instruments and financial risk management [line items]
Accounts payable and accrued liabilities	44,308
Loans payable	81,250
Interest on loans payable	4,816
Decommissioning liability	21,245
Other liabilities	14,660
Total Commitments	166,279
Within 1 year | Liquidity risk
Financial instruments and financial risk management [line items]
Accounts payable and accrued liabilities	44,308
Loans payable	25,000
Interest on loans payable	2,433
Decommissioning liability	1,034
Other liabilities	11,183
Total Commitments	83,958
1-2 Years | Liquidity risk
Financial instruments and financial risk management [line items]
Loans payable	25,000
Interest on loans payable	1,586
Decommissioning liability	3,824
Other liabilities	3,477
Total Commitments	33,887
3-5 years | Liquidity risk
Financial instruments and financial risk management [line items]
Loans payable	31,250
Interest on loans payable	797
Decommissioning liability	3,090
Total Commitments	35,137
After 5 years | Liquidity risk
Financial instruments and financial risk management [line items]
Decommissioning liability	13,297
Total Commitments	$ 13,297